Note 14 - Revenue (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue from Contract with Customer [Abstract]
Revenue
14. Revenue

The Company accounts for revenue in accordance with ASC 606.

Disaggregation of Revenue

The disaggregation of revenue is based on geographical region. The following table presents revenue from contracts with customers for the three and six months ended June 30, 2020 and 2019:

	Three Months Ended June 30, 2020			Three Months Ended June 30, 2019
	United States	International	Total	United States	International	Total
Product	$63,076	$6,265	$69,341	$120,488	$100,179	$220,667
License fees	—	—	—	6,250	60,558	66,808
Other Revenue	711	13,249	13,960	—	29,501	29,501
	$63,787	$19,514	$83,301	$126,738	$190,238	$316,976

	Six Months Ended June 30, 2020			Six Months Ended June 30, 2019
	United States	International	Total	United States	International	Total
Product	$96,730	$47,170	$143,900	$138,167	$147,065	$285,232
License fees	10,000	—	10,000	12,500	160,558	173,058
Other Revenue	1,252	76,741	77,993	—	36,649	36,649
	$107,982	$123,911	$231,893	$150,667	$344,272	$494,939

Management routinely assesses the financial strength of its customers and, as a consequence, believes accounts receivable are stated at the net realizable value and credit risk exposure is limited. One distributor accounted for 86% of revenue for the six months ended June 30, 2020 and 72% of accounts receivable at June 30, 2020. Three distributors accounted for 72% of revenues for the six months ended June 30, 2019 and 49%, 0% and 25% of accounts receivable at June 30, 2019.

16. Revenue

The Company began accounting for revenue in accordance with ASC 606, which we adopted beginning January 1, 2018, using the modified retrospective method (see Note 2). The core principle of ASC 606 requires that an entity recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the company expects to be entitled in exchange for those goods or services. ASC 606 defines a five-step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than required under GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation.

Pursuant to ASC 606, we apply the following the five-step model:

1.
Identify the contract(s) with a customer. A contract with a customer exists when (i) we enter into an enforceable contract with a customer that defines each party’s rights regarding the goods to be transferred and identifies the payment terms related to these goods, (ii) the contract has commercial substance and, (iii) we determine that collection of substantially all consideration for services that are transferred is probable based on the customer’s intent and ability to pay the promised consideration.

2.
Identify the performance obligation(s) in the contract. If a contract promises to transfer more than one good or service to a customer, each good or service constitutes a separate performance obligation if the good or service is distinct or capable of being distinct.

3.	Determine the transaction price. The transaction price is the amount of consideration to which the entity expects to be entitled in exchanging the promised goods or services to the customer.

4.
Allocate the transaction price to the performance obligations in the contract. For a contract that has more than one performance obligation, an entity should allocate the transaction price to each performance obligation in an amount that depicts the amount of consideration to which an entity expects to be entitled in exchange for satisfying each performance obligation.

5.
Recognize revenue when (or as) the Company satisfies a performance obligation. For each performance obligation, an entity should determine whether the entity satisfies the performance obligation at a point in time or over time. Appropriate methods of measuring progress include output methods and input methods.

The Company recognizes revenue primarily from the following types of contracts:

Product sales

Product sales include devices and applicators (new and refurbished). Performance obligations are satisfied at the point in time when the customer obtains control of the goods, which is generally at the point in time that the product is shipped.

Procedure revenue from the dermaPACE System is not material to the consolidated financial statements as of December 31, 2019.

Licensing transactions

Licensing transaction include distribution licenses and intellectual property licenses. Licensing revenue is recognized as the Company satisfies its performance obligations, which may vary with the terms of the licensing agreement.

Other activities

Other activities primarily include warranties, repairs and billed freight. Device product sales are bundled with an initial one-year warranty and the Company offers a separately priced second-year warranty. The Company allocates the device sales price to the product and the embedded warranty by reference to the stand-alone extended warranty price. Because the warranty represents a stand-ready obligation, revenue is recognized over the time period that the Company satisfies its performance obligations, which is generally the warranty term. Repairs (parts and labor) and billed freight revenue are recognized at the point in time that the service is performed, or the product is shipped, respectively.

Disaggregation of Revenue

The disaggregation of revenue is based on geographical region. The following table presents revenue from contracts with customers for the years ended December 31, 2019 and 2018:

	Year ended December 31, 2019			Year ended December 31, 2018
	United States	International	Total	United States	International	Total
Product	$277,527	$367,642	$645,169	$209,842	$739,759	$949,601
License fees	125,000	190,557	315,557	25,000	794,696	819,696
Other Revenue	2,450	65,554	68,004	—	80,763	80,763
	$404,977	$623,753	$1,028,730	$234,842	$1,615,218	$1,850,060